Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment

Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of each asset as follows:

Estimated useful life

Leasehold improvements	The shorter of their lease term or the estimated useful life of the improvements
Computer	3 years
Furniture and fixtures	3 years